Intangible Assets, Net (Estimated Amortization Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Amortization expense related to intangible assets	$ 98	$ 121	$ 141
Write-off of patents, net value
2019	76
2020	74
2021	74
2022	68
2023	56
Total amortization expense	$ 348
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful life	10 years